The Company and a Summary of its Significant Accounting Policies - Schedule of Revenues Disaggregated by Revenue Source (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Disaggregation Of Revenue [Line Items]
Total Revenue	$ 565	$ 641	$ 1,775	$ 1,813
Assay Revenue, PLA Test
Disaggregation Of Revenue [Line Items]
Total Revenue	385	321	905	853
Contract Revenue, Adhesive Patch kits
Disaggregation Of Revenue [Line Items]
Total Revenue	101	103	436	323
Contract Revenue, RNA Extractions
Disaggregation Of Revenue [Line Items]
Total Revenue		144	200	396
Contract Revenue, Project Management Fees
Disaggregation Of Revenue [Line Items]
Total Revenue	$ 79	55	232	154
Contract Revenue, Other
Disaggregation Of Revenue [Line Items]
Total Revenue		$ 18	$ 2	$ 87